ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

Phone: 617-951-7000

Fax: 617-951-7050

October 2, 2018 BY EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549	James Forbes T +1 617-235-4765 James.Forbes@ropesgray.com

Re:	GMO Series Trust (the “Trust”) (File Nos. 333-174627 and 811-22564)

Dear Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T is Post-Effective Amendment No. 40 to the Trust’s Registration Statement under the Securities Act and Amendment No. 42 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 40/42”), including: (i) the Prospectus for GMO Emerging Domestic Opportunities Series Fund and GMO Opportunistic Income Series Fund, each a series of the Trust (each, a “Fund” and collectively, the “Funds”); (ii) the Statement of Additional Information for the series of the Trust; (iii) other information and the signature page; and (iv) an exhibit relating to the Funds.

This Amendment No. 40/42 is being filed for the purpose of adding the Funds as new series of the Trust. Each of the Funds constitutes one of fifteen series of the Trust. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment No. 40/42 become effective seventy-five days after filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at 617-235-4765.

Sincerely,

/s/ James Forbes
James Forbes

Enclosures

cc:	Gregory L. Pottle, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

 Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

 Thomas R. Hiller, Esq.

 Sarah S. Clinton, Esq.